Other investments	12 Months Ended
Dec. 31, 2023
Other investments
16 Other investments
end of	2023	2022
Other investments (CHF million)
Equity method investments	1,856	1,618
Equity securities (without a readily determinable fair value) [1]	1,691	3,212
of which at net asset value	101	72
of which at measurement alternative	49	366
of which at fair value	1,503	2,727
of which at cost less impairment	38	47
Real estate held-for-investment [2]	31	46
Life finance instruments [3]	439	587
Total other investments	4,017	5,463
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2023 and 2022, real estate held-for-investment included foreclosed or repossessed real estate of CHF 6 million and CHF 20 million, respectively, of which CHF 6 million and CHF 20 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.
Accumulated depreciation related to real estate held-for-investment amounted to CHF 25 million, CHF 24 million and CHF 28 million for 2023, 2022 and 2021, respectively.
No impairments were recorded on real estate held-for-investment in 2023, 2022 and 2021, respectively.
Equity securities at measurement alternative
in / end of	2023	Cumulative	2022
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(14)	(66)	(12)
Upward adjustments	0	147	9
> Refer to “Note 34 – Financial instruments” for further information on such investments.